Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (16.7%)
	Alphabet Inc. Class A	3,948,753	1,264,312
	Alphabet Inc. Class C	3,169,847	1,014,731
	Meta Platforms Inc. Class A	1,472,320	953,990
*	Netflix Inc.	2,884,454	310,310
	T-Mobile US Inc.	174,109	36,390
*	Live Nation Entertainment Inc.	107,085	14,076
	Electronic Arts Inc.	61,149	12,354
*	Trade Desk Inc. Class A	302,576	11,970
	TKO Group Holdings Inc. Class A	46,816	9,077
			3,627,210
Consumer Discretionary (11.9%)
*	Amazon.com Inc.	3,821,010	891,136
*	Tesla Inc.	1,904,848	819,408
	Booking Holdings Inc.	21,999	108,118
	Home Depot Inc.	297,120	106,048
	TJX Cos. Inc.	446,721	67,866
*	O'Reilly Automotive Inc.	575,869	58,566
*	DoorDash Inc. Class A	251,325	49,855
	Marriott International Inc. Class A	152,911	46,606
	Royal Caribbean Cruises Ltd.	171,522	45,668
	Hilton Worldwide Holdings Inc.	159,603	45,492
*	AutoZone Inc.	11,365	44,941
*	Airbnb Inc. Class A	291,218	34,070
*	Chipotle Mexican Grill Inc.	910,052	31,415
	Garmin Ltd.	110,915	21,664
	Expedia Group Inc.	80,264	20,523
*	Carnival Corp.	737,013	19,000
	eBay Inc.	207,824	17,206
	PulteGroup Inc.	133,484	16,978
	Tapestry Inc.	141,292	15,440
	Williams-Sonoma Inc.	83,486	15,028
	Las Vegas Sands Corp.	209,821	14,301
	Yum! Brands Inc.	77,184	11,825
	Tractor Supply Co.	194,213	10,639
	Ralph Lauren Corp.	26,283	9,655
*	NVR Inc.	1,250	9,384
*	Deckers Outdoor Corp.	100,703	8,865
	Wynn Resorts Ltd.	57,359	7,381
*	Lululemon Athletica Inc.	34,056	6,272
	Darden Restaurants Inc.	34,157	6,134
*	Norwegian Cruise Line Holdings Ltd.	307,048	5,668
	Domino's Pizza Inc.	8,927	3,746
			2,568,898
Consumer Staples (3.0%)
	Costco Wholesale Corp.	301,041	275,028
	Walmart Inc.	1,996,277	220,608
	Philip Morris International Inc.	570,565	89,853
	Altria Group Inc.	524,548	30,954
	Colgate-Palmolive Co.	241,329	19,400
*	Monster Beverage Corp.	212,855	15,962
			651,805
Energy (0.4%)
	Williams Cos. Inc.	430,998	26,261
	Targa Resources Corp.	146,144	25,620
	ONEOK Inc.	239,277	17,424
	Texas Pacific Land Corp.	13,110	11,331
			80,636
Financials (10.4%)
	Visa Inc. Class A	1,153,087	385,638
	JPMorgan Chase & Co.	1,063,942	333,099
*	Berkshire Hathaway Inc. Class B	609,948	313,397

		Shares	Market Value ($000)
	Mastercard Inc. Class A	560,345	308,487
	American Express Co.	368,433	134,577
	Progressive Corp.	397,928	91,042
	Morgan Stanley	370,746	62,901
	S&P Global Inc.	99,694	49,730
*	Robinhood Markets Inc. Class A	351,985	45,227
	Apollo Global Management Inc.	312,413	41,192
	Intercontinental Exchange Inc.	202,051	31,783
	MSCI Inc.	52,501	29,596
	Ameriprise Financial Inc.	63,988	29,162
	Bank of New York Mellon Corp.	258,623	28,992
	PayPal Holdings Inc.	434,427	27,234
	Marsh & McLennan Cos. Inc.	146,852	26,940
	Moody's Corp.	54,447	26,721
	Aon plc Class A	74,671	26,428
	KKR & Co. Inc.	204,898	25,061
*	Arch Capital Group Ltd.	252,264	23,693
*	Fiserv Inc.	368,910	22,677
*	Coinbase Global Inc. Class A	75,203	20,517
	Interactive Brokers Group Inc. Class A	302,292	19,655
	Synchrony Financial	252,586	19,540
	Arthur J Gallagher & Co.	78,310	19,391
	Brown & Brown Inc.	198,856	15,994
	Hartford Insurance Group Inc.	104,964	14,383
*	Corpay Inc.	47,956	14,185
	Raymond James Financial Inc.	74,725	11,697
	Nasdaq Inc.	126,110	11,466
	Willis Towers Watson plc	31,777	10,200
	Cincinnati Financial Corp.	56,248	9,427
*	Block Inc. Class A	138,069	9,223
	W R Berkley Corp.	111,851	8,690
	Erie Indemnity Co. Class A	17,238	5,094
	Jack Henry & Associates Inc.	19,750	3,446
	FactSet Research Systems Inc.	11,568	3,207
			2,259,692
Health Care (5.6%)
	Eli Lilly & Co.	539,673	580,402
*	Intuitive Surgical Inc.	243,335	139,548
	AbbVie Inc.	503,648	114,681
*	Boston Scientific Corp.	1,005,813	102,171
*	Vertex Pharmaceuticals Inc.	174,046	75,468
	Amgen Inc.	157,144	54,287
	Stryker Corp.	123,784	45,946
	HCA Healthcare Inc.	65,595	33,341
	ResMed Inc.	99,382	25,425
*	Insulet Corp.	47,812	15,644
*	Mettler-Toledo International Inc.	5,729	8,460
*	Waters Corp.	18,584	7,497
*	Dexcom Inc.	114,481	7,266
*	Incyte Corp.	66,809	6,979
*	DaVita Inc.	24,300	2,908
			1,220,023
Industrials (7.9%)
	Caterpillar Inc.	318,009	183,097
*	Uber Technologies Inc.	1,415,610	123,923
	GE Vernova Inc.	184,784	110,828
	Eaton Corp. plc	264,249	91,401
	RTX Corp.	517,933	90,592
	GE Aerospace	295,141	88,085
	Parker-Hannifin Corp.	86,739	74,743
	Trane Technologies plc	151,039	63,660
	Howmet Aerospace Inc.	273,710	55,998
	TransDigm Group Inc.	38,248	52,024
	Quanta Services Inc.	101,185	47,039
	Cummins Inc.	93,518	46,570
	Cintas Corp.	232,504	43,250
	Automatic Data Processing Inc.	156,753	40,019
	United Rentals Inc.	43,681	35,608
	Deere & Co.	75,227	34,942

		Shares	Market Value ($000)
	Emerson Electric Co.	259,830	34,656
	Republic Services Inc.	137,775	29,905
	Waste Management Inc.	133,332	29,049
*	Axon Enterprise Inc.	53,283	28,780
	WW Grainger Inc.	29,867	28,333
	Delta Air Lines Inc.	440,165	28,215
	Westinghouse Air Brake Technologies Corp.	116,041	24,200
*	Copart Inc.	603,812	23,537
*	United Airlines Holdings Inc.	219,840	22,415
	PACCAR Inc.	196,046	20,667
	CSX Corp.	582,195	20,586
	Ingersoll Rand Inc.	245,456	19,720
	EMCOR Group Inc.	30,376	18,683
	Illinois Tool Works Inc.	73,833	18,405
	Fastenal Co.	444,023	17,939
	Hubbell Inc. Class B	36,087	15,569
	AMETEK Inc.	73,671	14,579
	Carrier Global Corp.	260,556	14,299
	Paychex Inc.	103,504	11,560
	Lennox International Inc.	21,703	10,827
	Verisk Analytics Inc.	41,711	9,388
	Leidos Holdings Inc.	45,251	8,648
	Veralto Corp.	80,833	8,182
	Broadridge Financial Solutions Inc.	34,960	7,974
	Old Dominion Freight Line Inc.	57,713	7,808
	Dover Corp.	41,878	7,759
	Pentair plc	72,356	7,615
*	Dayforce Inc.	108,428	7,492
	Rollins Inc.	115,440	7,097
	Paycom Software Inc.	33,986	5,478
	Allegion plc	30,831	5,119
*	Builders FirstSource Inc.	38,958	4,372
	Masco Corp.	58,060	3,766
*	Generac Holdings Inc.	24,684	3,743
			1,708,144
Information Technology (41.4%)
	NVIDIA Corp.	16,563,105	2,931,670
	Apple Inc.	4,633,994	1,292,189
	Microsoft Corp.	2,623,794	1,290,933
	Broadcom Inc.	3,192,791	1,286,567
*	Palantir Technologies Inc. Class A	1,543,796	260,052
	Oracle Corp.	1,124,929	227,179
	International Business Machines Corp.	632,327	195,123
	Salesforce Inc.	648,927	149,604
	Intuit Inc.	189,350	120,063
	Amphenol Corp. Class A	828,778	116,775
*	ServiceNow Inc.	141,186	114,701
*	AppLovin Corp. Class A	183,766	110,164
	KLA Corp.	89,576	105,294
*	Arista Networks Inc.	699,596	91,423
*	Palo Alto Networks Inc.	453,387	86,202
*	Crowdstrike Holdings Inc. Class A	169,187	86,143
	Applied Materials Inc.	228,790	57,712
*	Autodesk Inc.	145,295	44,074
	Motorola Solutions Inc.	113,093	41,808
*	Adobe Inc.	120,926	38,712
*	Fortinet Inc.	442,132	35,870
*	Datadog Inc. Class A	219,433	35,112
*	Cadence Design Systems Inc.	101,757	31,732
	Monolithic Power Systems Inc.	32,507	30,172
*	Fair Isaac Corp.	16,318	29,468
*	Synopsys Inc.	65,331	27,309
*	Workday Inc. Class A	68,905	14,857
*	Tyler Technologies Inc.	29,361	13,789
	NXP Semiconductors NV	68,447	13,343
	Dell Technologies Inc. Class C	96,738	12,900
*	GoDaddy Inc. Class A	94,026	12,022
*	Gartner Inc.	51,392	11,961
*	Super Micro Computer Inc.	340,405	11,523

			Shares	Market Value ($000)
*		First Solar Inc.	38,597	10,534
		NetApp Inc.	63,852	7,123
*		PTC Inc.	38,241	6,709
		Gen Digital Inc.	220,583	5,817
*		Trimble Inc.	71,105	5,789
*		F5 Inc.	17,894	4,280
*		Zebra Technologies Corp. Class A	15,465	3,909
				8,970,607
Materials (0.4%)
		Sherwin-Williams Co.	89,704	30,830
		Ecolab Inc.	84,894	23,359
		Vulcan Materials Co.	55,556	16,514
		Martin Marietta Materials Inc.	21,292	13,270
		Packaging Corp. of America	30,332	6,190
				90,163
Real Estate (1.1%)
		Welltower Inc.	245,253	51,067
		Simon Property Group Inc.	221,570	41,283
*		CBRE Group Inc. Class A	198,844	32,179
		Public Storage	107,185	29,427
		Equinix Inc.	31,220	23,518
		Iron Mountain Inc.	200,435	17,308
		Extra Space Storage Inc.	64,812	8,631
		AvalonBay Communities Inc.	42,455	7,724
		Essex Property Trust Inc.	20,985	5,532
		Host Hotels & Resorts Inc.	273,701	4,825
		Mid-America Apartment Communities Inc.	32,505	4,417
		Camden Property Trust	36,982	3,933
		UDR Inc.	92,043	3,352
				233,196
Utilities (1.1%)
		NextEra Energy Inc.	936,564	80,816
		Constellation Energy Corp.	212,057	77,265
		Vistra Corp.	216,322	38,691
		NRG Energy Inc.	131,326	22,259
		Public Service Enterprise Group Inc.	159,172	13,294
		PPL Corp.	260,979	9,630
				241,955
Total Common Stocks (Cost $13,727,827)				21,652,329
Rights (0.0%)
*,1		ABIOMED Inc. CVR (Cost $—)	56	—
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $15,985)	4.024%	159,864	15,987
Total Investments (100.0%) (Cost $13,743,812)				21,668,316
Other Assets and Liabilities—Net (0.0%)				10,586
Net Assets (100%)				21,678,902
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	37	18,857	491
E-mini S&P 500 Index	December 2025	21	7,202	126
				617

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open total return swap contracts at November 30, 2025.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,652,329	—	—	21,652,329
Rights	—	—	—	—
Temporary Cash Investments	15,987	—	—	15,987
Total	21,668,316	—	—	21,668,316

Derivative Financial Instruments
Assets
Futures Contracts[1]	617	—	—	617
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.